Other Receivables (Tables)	12 Months Ended
Feb. 28, 2026
Other Receivables
Schedule of other receivables

	February 28, 2026	February 28, 2025
Other receivables represent:
Advances to suppliers	$1,498,558	$745,935
Security deposit	297,896	336,558
Others	14,772	14,472
Other receivables	$1,811,226	$1,096,965